Income Taxes - Schedule of Components of Provision for (Benefit from) Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Current
Federal			$ 0	$ 0	$ 0
State			47	35
Foreign			151	189	119
Total current			198	224	119
Deferred
Federal			0	0	0
State			0	0	0
Foreign			0	0	0
Total deferred			0	0	0
Total provision for income taxes	$ 38	$ 57	$ 198	$ 224	$ 119